LEGG MASON GLOBAL ASSET MANAGEMENT VARIABLE TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED JUNE 25, 2014

TO THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED IN SCHEDULE A, SCHEDULE B AND SCHEDULE C

Effective on or about September 8, 2014, the following replaces the disclosure in the Statement of Additional Information of the fund listed in SCHEDULE A in the section titled “The Fund’s Custodian and Transfer and Dividend-Disbursing Agent”:

Custodian and Transfer Agent

State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian of the fund. State Street, among other things, maintains a custody account or accounts in the name of the fund, receives and delivers all assets for the fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the fund and makes disbursements on behalf of the fund. State Street neither determines the fund’s investment policies nor decides which securities the fund will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The fund may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street may also act as the fund’s securities lending agent and in that case would receive a share of the income generated by such activities.

BNY Mellon Investment Servicing (US) Inc. (“BNY”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the fund’s transfer agent. Under the transfer agency agreement with BNY, BNY maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, BNY receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

Effective on or about September 8, 2014, the following replaces the disclosure in the Statement of Additional Information of the portfolios listed in SCHEDULE B in the second paragraph of the section titled “Custodian and Transfer Agent”:

BNY Mellon Investment Servicing (US) Inc. (“BNY” or the “transfer agent”), located at 4400 Computer Drive, Westborough, Massachusetts, 01581, serves as the portfolios’ transfer agent. Under the transfer agency agreement with BNY, BNY maintains the shareholder account records for the portfolios, handles certain communications between shareholders and the portfolios and distributes dividends and distributions payable by the portfolios. For these services, BNY receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the portfolios during the month and is reimbursed for out-of-pocket expenses.

Effective on or about September 8, 2014, the following replaces the disclosure in the Statements of Additional Information of the funds listed in SCHEDULE C in the second paragraph of the section titled “Custodian and Transfer Agent”:

BNY Mellon Investment Servicing (US) Inc. (“BNY” or the “transfer agent”), located at 4400 Computer Drive, Westborough, Massachusetts, 01581, serves as the fund’s transfer agent. Under the transfer agency agreement with BNY, BNY maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, BNY receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

SCHEDULE A

Fund	Date of Statement of Additional Information
LEGG MASON GLOBAL ASSET MANAGEMENT VARIABLE TRUST
Legg Mason BW Absolute Return Opportunities VIT	February 28, 2014

SCHEDULE B

Fund	Date of Statement of Additional Information
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Legg Mason Variable Lifestyle Allocation 50%	May 1, 2014
Legg Mason Variable Lifestyle Allocation 70%	May 1, 2014
Legg Mason Variable Lifestyle Allocation 85%	May 1, 2014

SCHEDULE C

Fund	Date of Statement of Additional Information
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Aggressive Growth Portfolio	May 1, 2014
ClearBridge Variable All Cap Value Portfolio	May 1, 2014
ClearBridge Variable Appreciation Portfolio	May 1, 2014
ClearBridge Variable Equity Income Portfolio	May 1, 2014
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2014
ClearBridge Variable Large Cap Value Portfolio	May 1, 2014
ClearBridge Variable Mid Cap Core Portfolio	May 1, 2014
ClearBridge Variable Small Cap Growth Portfolio	May 1, 2014
Legg Mason Dynamic Multi-Strategy VIT Portfolio	May 1, 2014
Legg Mason Investment Counsel Variable Social Awareness Portfolio	May 1, 2014

Fund	Date of Statement of Additional Information
LEGG MASON PARTNERS VARIABLE INCOME TRUST
Western Asset Variable Global High Yield Bond Portfolio	May 1, 2014
Western Asset Variable High Income Portfolio	May 1, 2014

Please retain this supplement for future reference.

LMFX016529

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